Financial Risk Management (Details) - Liquidity Risk [Member] RM in Millions	Dec. 31, 2024 MYR (RM)
Financial Risk Management [Line Items]
Cash and bank balances	RM 29.8
Current assets	52.5
Current liabilities	RM 11.3